December 31, 2009	• Pacific Select Fund • Separate Account A of Pacific Life Insurance Company

Annual
Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-3
Schedules of Investments, Financial Statements and Financial Highlights:
Pacific Select Fund (Excluding Pacific Dynamix Portfolios):
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-7
Statements of Changes in Net Assets	C-13
Statements of Cash Flows	C-19
Financial Highlights	C-20
Pacific Select Fund (Pacific Dynamix Portfolios Only):
Schedules of Investments and Notes	D-1
Financial Statements:
Statements of Assets and Liabilities	E-1
Statements of Operations	E-3
Statements of Changes in Net Assets	E-5
Financial Highlights	E-6
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Disclosure of Fund Expenses	H-1
Trustees and Officers Information	H-3
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-7
Where to Go for More Information	H-11

The 2009 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2009 Annual reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Diversified Bond	Diversified Bond	202,207	$1,982,956	$1,929,704
Floating Rate Loan	Floating Rate Loan	121,885	1,068,518	892,666
High Yield Bond	High Yield Bond	157,328	908,496	953,672
Inflation Managed	Inflation Managed	349,997	3,807,440	3,872,624
Managed Bond	Managed Bond	359,399	3,871,381	3,984,210
Money Market	Money Market	57,890	582,890	584,194
Short Duration Bond	Short Duration Bond	141,311	1,340,647	1,310,888
American Funds® Growth	American Funds Growth	114,734	964,134	816,574
American Funds Growth-Income	American Funds Growth-Income	161,376	1,599,229	1,357,055
Comstock	Comstock	257,136	2,232,323	1,941,749
Diversified Research	Diversified Research	46,900	429,841	415,638
Equity	Equity	5,649	84,323	84,952
Equity Index	Equity Index	121,440	2,707,299	2,961,234
Focused 30	Focused 30	10,935	70,593	123,813
Growth LT	Growth LT	69,717	1,175,197	1,257,956
Large-Cap Growth	Large-Cap Growth	232,231	1,179,009	1,200,947
Large-Cap Value	Large-Cap Value	283,251	2,956,972	2,974,838
Long/Short Large-Cap	Long/Short Large-Cap	166,691	1,417,700	1,383,603
Main Street® Core	Main Street Core	64,217	1,125,707	1,081,023
Mid-Cap Equity	Mid-Cap Equity	139,570	1,647,570	1,678,484
Mid-Cap Growth	Mid-Cap Growth	140,043	945,871	1,054,952
Mid-Cap Value (1)	Mid-Cap Value	84,444	840,177	1,007,131
Small-Cap Equity	Small-Cap Equity	55,058	668,571	657,717
Small-Cap Growth	Small-Cap Growth	56,536	509,004	532,145
Small-Cap Index	Small-Cap Index	22,894	192,039	211,412
Small-Cap Value	Small-Cap Value	51,640	533,421	575,624
Emerging Markets	Emerging Markets	107,663	1,134,475	1,464,278
International Large-Cap	International Large-Cap	376,864	2,289,206	2,289,259
International Small-Cap	International Small-Cap	118,522	999,844	822,996
International Value	International Value	162,810	1,754,895	1,782,268
Health Sciences	Health Sciences	6,761	50,514	63,410
Real Estate	Real Estate	44,224	508,475	499,822
Technology	Technology	13,617	44,861	61,960
American Funds Asset Allocation (1)	American Funds Asset Allocation	10,375	116,427	132,415
Multi-Strategy	Multi-Strategy	8,704	113,503	92,771
Pacific Dynamix — Conservative Growth (1)	Pacific Dynamix - Conservative Growth	2,675	28,908	29,942
Pacific Dynamix — Moderate Growth (1)	Pacific Dynamix - Moderate Growth	4,833	53,369	56,894
Pacific Dynamix — Growth (1)	Pacific Dynamix - Growth	3,399	37,618	41,132

	AIM Variable Insurance Funds
AIM V.I. PowerShares ETF Allocation Series II (1)	AIM V.I. PowerShares ETF Allocation Series II	2,472	31,157	33,766

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth	AllianceBernstein VPS Balanced Wealth
Strategy Class B	Strategy Class B	10,455	93,565	110,618

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	114,068	1,405,223	1,530,789

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds
Allocation Class 4	Allocation Class 4	30,669	192,393	218,978

	GE Investments Funds, Inc.
GE Investments Total Return Class 3 (1)	GE Investments Total Return Class 3	3,976	59,941	60,239

	Van Kampen Life Investment Trust
Van Kampen LIT Global Tactical Asset	Van Kampen LIT Global Tactical Asset
Allocation Class II (1)	Allocation Class II	7,015	80,887	84,881

See Notes to Financial Statements	See explanation of references on page I-2

I-1

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2009
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Prudential Series Fund, Inc.
Jennison	Jennison (Class II)	20	$236	$401
Value	Value (Class II)	25	339	374
SP International Growth	SP International Growth (Class II)	80	313	363
SP Prudential U.S. Emerging Growth	SP Prudential U.S. Emerging Growth (Class II)	42	263	264

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Core Bond	99	1,053	1,084
JPMorgan Insurance Trust Equity Index	JPMorgan Insurance Trust Equity Index	31	286	301
JPMorgan Insurance Trust U.S. Equity (2)	JPMorgan Insurance Trust U.S. Equity (2)	3,612	60,701	50,316
JPMorgan Insurance Trust Mid Cap Value (3)	JPMorgan Insurance Trust Mid Cap Value (3)	27	240	151
JPMorgan Insurance Trust Intrepid Growth	JPMorgan Insurance Trust Intrepid Growth	9	105	119
JPMorgan Insurance Trust Diversified Mid Cap Growth	JPMorgan Insurance Trust Diversified Mid Cap Growth	8	125	104

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Formerly named JPMorgan Insurance Trust Diversified Equity Variable Account and JPMorgan Insurance Trust Diversified Equity Portfolio.

(3)	Formerly named JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account and JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio.

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

I-2

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009
(in thousands, except accumulation unit values)

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

ASSETS
Investments in affiliated mutual funds, at value	$1,929,704	$892,666	$953,672	$3,872,624	$3,984,210	$584,194	$1,310,888
Receivables:
Due from Pacific Life Insurance Company	—	—	—	220	—	446	—
Fund shares redeemed	114	120	440	—	413	—	195

Total Assets	1,929,818	892,786	954,112	3,872,844	3,984,623	584,640	1,311,083

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	114	120	438	—	413	—	176
Fund shares purchased	—	—	—	220	—	446	—
Other	212	95	—	282	266	168	—

Total Liabilities	326	215	438	502	679	614	176

NET ASSETS	$1,929,492	$892,571	$953,674	$3,872,342	$3,983,944	$584,026	$1,310,907

NET ASSETS CONSIST OF:
Accumulation units	$1,929,130	$892,395	$953,371	$3,871,219	$3,982,873	$583,500	$1,310,441
Contracts in payout (annuitization) period	362	176	303	1,123	1,071	526	466

NET ASSETS	$1,929,492	$892,571	$953,674	$3,872,342	$3,983,944	$584,026	$1,310,907

Units Outstanding	182,769	107,641	66,629	238,792	231,242	49,269	124,976

Accumulation Unit Value	$10.25 - $11.05	$8.18 - $9.13	$10.46 - $16.41	$10.15 - $19.57	$11.16 - $20.82	$9.83 - $13.25	$10.02 - $11.35

Cost of Investments	$1,982,956	$1,068,518	$908,496	$3,807,440	$3,871,381	$582,890	$1,340,647

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$816,574	$1,357,055	$1,941,749	$415,638	$84,952	$2,961,234	$123,813
Receivables:
Due from Pacific Life Insurance Company	5	—	—	—	—	—	—
Fund shares redeemed	—	69	186	100	31	51	86

Total Assets	816,579	1,357,124	1,941,935	415,738	84,983	2,961,285	123,899

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	69	186	100	31	51	86
Fund shares purchased	5	—	—	—	—	—	—
Other	18	100	156	5	7	326	8

Total Liabilities	23	169	342	105	38	377	94

NET ASSETS	$816,556	$1,356,955	$1,941,593	$415,633	$84,945	$2,960,908	$123,805

NET ASSETS CONSIST OF:
Accumulation units	$816,421	$1,356,660	$1,941,285	$415,536	$84,811	$2,960,394	$123,785
Contracts in payout (annuitization) period	135	295	308	97	134	514	20

NET ASSETS	$816,556	$1,356,955	$1,941,593	$415,633	$84,945	$2,960,908	$123,805

Units Outstanding	79,831	140,391	218,605	42,956	7,356	240,021	10,266

Accumulation Unit Value	$7.81 - $11.19	$7.98 - $10.48	$7.42 - $10.23	$7.71 - $10.17	$7.88 - $12.33	$7.85 - $18.17	$7.28 - 17.59

Cost of Investments	$964,134	$1,599,229	$2,232,323	$429,841	$84,323	$2,707,299	$70,593

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009
(in thousands, except accumulation unit values)

	Variable Accounts
	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$1,257,956	$1,200,947	$2,974,838	$1,383,603	$1,081,023	$1,678,484	$1,054,952
Receivables:
Due from Pacific Life Insurance Company	381	—	—	—	87	—	178
Fund shares redeemed	—	286	460	92	—	514	—

Total Assets	1,258,337	1,201,233	2,975,298	1,383,695	1,081,110	1,678,998	1,055,130

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	286	460	92	—	514	—
Fund shares purchased	381	—	—	—	87	—	178
Other	78	25	158	173	32	52	109

Total Liabilities	459	311	618	265	119	566	287

NET ASSETS	$1,257,878	$1,200,922	$2,974,680	$1,383,430	$1,080,991	$1,678,432	$1,054,843

NET ASSETS CONSIST OF:
Accumulation units	$1,257,561	$1,200,719	$2,974,076	$1,383,238	$1,080,625	$1,677,989	$1,054,708
Contracts in payout (annuitization) period	317	203	604	192	366	443	135

NET ASSETS	$1,257,878	$1,200,922	$2,974,680	$1,383,430	$1,080,991	$1,678,432	$1,054,843

Units Outstanding	91,175	188,272	279,552	168,564	97,764	114,079	121,699

Accumulation Unit Value	$8.22 - $21.61	$5.66 - $8.82	$7.84 - $12.24	$8.06 - $8.36	$7.77 - $14.99	$7.69 - $18.40	$7.56 - $10.81

Cost of Investments	$1,175,197	$1,179,009	$2,956,972	$1,417,700	$1,125,707	$1,647,570	$945,871

	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value	Equity	Growth	Index	Value	Markets	Large-Cap

ASSETS
Investments in affiliated mutual funds, at value	$1,007,131	$657,717	$532,145	$211,412	$575,624	$1,464,278	$2,289,259
Receivables:
Due from Pacific Life Insurance Company	39	—		—	—	—	—
Fund shares redeemed	—	109	78	170	35	797	524

Total Assets	1,007,170	657,826	532,223	211,582	575,659	1,465,075	2,289,783

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	109	78	154	35	241	524
Fund shares purchased	39	—	—	—	—	—	—
Other	123	82	36	—	15	—	24

Total Liabilities	162	191	114	154	50	241	548

NET ASSETS	$1,007,008	$657,635	$532,109	$211,428	$575,609	$1,464,834	$2,289,235

NET ASSETS CONSIST OF:
Accumulation units	$1,006,875	$657,568	$531,970	$211,289	$575,441	$1,464,508	$2,288,808
Contracts in payout (annuitization) period	133	67	139	139	168	326	427

NET ASSETS	$1,007,008	$657,635	$532,109	$211,428	$575,609	$1,464,834	$2,289,235

Units Outstanding	76,857	52,736	52,672	16,143	35,478	55,794	213,871

Accumulation Unit Value	$13.06 - $13.20	$9.32 - $13.71	$8.47 - $11.08	$7.65 - $13.69	$8.65 - $19.70	$9.44 - $46.39	$8.40 - $15.53

Cost of Investments	$840,177	$668,571	$509,004	$192,039	$533,421	$1,134,475	$2,289,206

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009
(in thousands, except accumulation unit values)

	Variable Accounts
	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation	Strategy

ASSETS
Investments in affiliated mutual funds, at value	$822,996	$1,782,268	$63,410	$499,822	$61,960	$132,415	$92,771
Receivables:
Due from Pacific Life Insurance Company	80	139	—	—	57	960	—
Fund shares redeemed	—	—	92	245	—	—	71

Total Assets	823,076	1,782,407	63,502	500,067	62,017	133,375	92,842

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	92	245	—	—	71
Fund shares purchased	80	84	—	—	57	960	—
Other	84	—	2	21	5	7	7

Total Liabilities	164	84	94	266	62	967	78

NET ASSETS	$822,912	$1,782,323	$63,408	$499,801	$61,955	$132,408	$92,764

NET ASSETS CONSIST OF:
Accumulation units	$822,812	$1,781,907	$63,389	$499,568	$61,946	$132,408	$92,542
Contracts in payout (annuitization) period	100	416	19	233	9	—	222

NET ASSETS	$822,912	$1,782,323	$63,408	$499,801	$61,955	$132,408	$92,764

Units Outstanding	119,004	173,369	5,318	28,624	10,200	10,338	7,781

Accumulation Unit Value	$6.69 - $7.74	$6.63 - 12.11	$9.49 - $13.99	$5.84 - $25.01	$4.83 - $9.97	$12.75 - $12.93	$6.69 - $13.35

Cost of Investments	$999,844	$1,754,895	$50,514	$508,475	$44,861	$116,427	$113,503

							Franklin
	Pacific	Pacific		AIM V.I.	AllianceBernstein		Templeton VIP
	Dynamix -	Dynamix -	Pacific	PowerShares	VPS Balanced	BlackRock	Founding Funds
	Conservative	Moderate	Dynamix -	ETF Allocation	Wealth Strategy	Global Allocation	Allocation
	Growth	Growth	Growth	Series II	Class B	V.I. Class III	Class 4

ASSETS
Investments in affiliated mutual funds, at value	$29,942	$56,894	$41,132	$—	$—	$—	$—
Investments in mutual funds, at value	—	—	—	33,766	110,618	1,530,789	218,978
Receivables:
Due from Pacific Life Insurance Company	27	245	50	11	29	1,123	417

Total Assets	29,969	57,139	41,182	33,777	110,647	1,531,912	219,395

LIABILITIES
Payables:
Fund shares purchased	27	245	50	11	29	1,123	417
Other	2	3	2	2	6	95	12

Total Liabilities	29	248	52	13	35	1,218	429

NET ASSETS	$29,940	$56,891	$41,130	$33,764	$110,612	$1,530,694	$218,966

NET ASSETS CONSIST OF:
Accumulation units	$29,940	$56,891	$41,130	$33,764	$110,612	$1,530,690	$218,966
Contracts in payout (annuitization) period	—	—	—	—	—	4	—

NET ASSETS	$29,940	$56,891	$41,130	$33,764	$110,612	$1,530,694	$218,966

Units Outstanding	2,645	4,804	3,340	2,533	12,781	162,804	25,921

Accumulation Unit Value	$11.27 - $11.39	$11.80 - $11.93	$12.27 - $12.40	$13.27 - $13.47	$8.57 - $8.82	$9.30 - $9.58	$8.36 - $8.61

Cost of Investments	$28,908	$53,369	$37,618	$31,157	$93,565	$1,405,223	$192,393

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009
(in thousands, except accumulation unit values)

	Variable Accounts
		Van Kampen
	GE	LIT Global
	Investments	Tactical			SP	SP Prudential	JPMorgan
	Total Return	Asset Allocation			International	U.S. Emerging	Insurance Trust
	Class 3	Class II	Jennison	Value	Growth	Growth	Core Bond

ASSETS
Investments in mutual funds, at value	$60,239	$84,881	$401	$374	$363	$264	$1,084
Receivables:
Due from Pacific Life Insurance Company	149	—	—	—	—	—	27
Fund shares redeemed	—	20	—	—	—	—	—

Total Assets	60,388	84,901	401	374	363	264	1,111

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	20	—	—	—	—	—
Fund shares purchased	149	—	—	—	—	—	—
Other	7	5	—	—	—	—	—

Total Liabilities	156	25	—	—	—	—	—

NET ASSETS	$60,232	$84,876	$401	$374	$363	$264	$1,111

NET ASSETS CONSIST OF:
Accumulation units	$60,232	$84,876	$401	$374	$363	$264	$1,110
Contracts in payout (annuitization) period	—	—	—	—	—	—	1

NET ASSETS	$60,232	$84,876	$401	$374	$363	$264	$1,111

Units Outstanding	4,816	6,740	38	31	30	18	91

Accumulation Unit Value	$12.44 - $12.62	$12.54 - $12.73	$10.53 - $10.84	$11.94 - $12.29	$12.18 - $12.54	$14.45 - $14.88	$12.09 - $12.22

Cost of Investments	$59,941	$80,887	$236	$339	$313	$263	$1,053

				JPMorgan	JPMorgan
	JPMorgan	JPMorgan	JPMorgan	Insurance Trust	Insurance Trust
	Insurance Trust	Insurance Trust	Insurance Trust	Intrepid	Diversified
	Equity Index	U.S. Equity(1)	Mid Cap Value(2)	Growth	Mid Cap Growth

ASSETS
Investments in mutual funds, at value	$301	$50,316	$151	$119	$104
Receivables:
Due from Pacific Life Insurance Company	—	—	14	9	—
Fund shares redeemed	—	7	—	—	—

Total Assets	301	50,323	165	128	104

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	7	—	—	—
Other	—	7	—	—	—

Total Liabilities	—	14	—	—	—

NET ASSETS	$301	$50,309	$165	$128	$104

NET ASSETS CONSIST OF:
Accumulation units	$301	$50,309	$165	$127	$104
Contracts in payout (annuitization) period	—	—	—	1	—

NET ASSETS	$301	$50,309	$165	$128	$104

Units Outstanding	30	4,475	15	13	9

Accumulation Unit Value	$9.88 - $9.99	$11.13 - $11.26	$10.84 - $10.96	$9.70 - $9.81	$11.46 - 11.59

Cost of Investments	$286	$60,701	$240	$105	$125

(1)	Formerly named JPMorgan Insurance Trust Diversified Equity Variable Account.

(2)	Formerly named JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$64,051	$36,812	$64,431	$145,623	$244,318	$1,838	$38,151
EXPENSES
Mortality and expense risk, administrative and other fees	27,343	11,793	11,512	55,759	56,260	12,273	20,116

Net Investment Income (Loss)	36,708	25,019	52,919	89,864	188,058	(10,435)	18,035

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(35,276)	(25,658)	(26,027)	(70,942)	(12,794)	(734)	(36,255)
Capital gain distributions from affiliated mutual fund investments	—	—	—	143,150	241,679	—	—

Realized Gain (Loss)	(35,276)	(25,658)	(26,027)	72,208	228,885	(734)	(36,255)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	205,021	152,667	212,472	462,073	218,344	632	103,383

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$206,453	$152,028	$239,364	$624,145	$635,287	($10,537)	$85,163

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$867	$14,290	$23,488	$6,268	$707	$44,699	$—
EXPENSES
Mortality and expense risk, administrative and other fees	12,928	17,613	24,371	6,799	1,144	32,726	2,630

Net Investment Income (Loss)	(12,061)	(3,323)	(883)	(531)	(437)	11,973	(2,630)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(417,350)	(61,740)	(88,395)	(194,665)	(7,516)	(84,682)	(167,457)
Capital gain distributions from affiliated mutual fund investments	174,696	120,675	—	—	—	—	—

Realized Gain (Loss)	(242,654)	58,935	(88,395)	(194,665)	(7,516)	(84,682)	(167,457)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	507,469	247,488	514,459	294,828	30,053	693,823	236,297

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$252,754	$303,100	$425,181	$99,632	$22,100	$621,114	$66,210

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$11,335	$601	$53,324	$9,190	$14,571	$16,712	$2,989
EXPENSES
Mortality and expense risk, administrative and other fees	16,160	13,097	36,561	15,997	15,958	27,348	12,423

Net Investment Income (Loss)	(4,825)	(12,496)	16,763	(6,807)	(1,387)	(10,636)	(9,434)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(69,198)	(48,672)	(86,583)	(25,023)	(234,583)	(1,249,405)	(43,886)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	1,305

Realized Loss	(69,198)	(48,672)	(86,583)	(25,023)	(234,583)	(1,249,405)	(42,581)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	404,604	378,987	629,456	322,778	480,519	1,773,431	420,567

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$330,581	$317,819	$559,636	$290,948	$244,549	$513,390	$368,552

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value(1)	Equity	Growth	Index	Value	Markets	Large-Cap

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$5,755	$4,175	$—	$2,176	$12,296	$10,540	$31,280
EXPENSES
Mortality and expense risk, administrative and other fees	9,101	8,797	7,343	2,836	6,928	17,686	29,592

Net Investment Income (Loss)	(3,346)	(4,622)	(7,343)	(660)	5,368	(7,146)	1,688

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	3,199	(34,190)	(127,659)	(12,820)	(34,865)	(100,546)	(167,347)
Capital gain distributions from affiliated mutual fund investments	73,509	—	—	12,350	—	187,273	—

Realized Gain (Loss)	76,708	(34,190)	(127,659)	(470)	(34,865)	86,727	(167,347)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	166,954	183,371	313,553	44,838	147,336	613,149	728,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$240,316	$144,559	$178,551	$43,708	$117,839	$692,730	$563,130

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation(1)	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$10,029	$35,557	$68	$8,297	$—	$2,217	$5,030
EXPENSES
Mortality and expense risk, administrative and other fees	10,432	26,104	903	5,926	714	954	1,351

Net Investment Income (Loss)	(403)	9,453	(835)	2,371	(714)	1,263	3,679

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(51,851)	(812,250)	(2,163)	(36,411)	(678)	(796)	(14,865)
Capital gain distributions from affiliated mutual fund investments	—	—	—	3,759	—	—	—

Realized Loss	(51,851)	(812,250)	(2,163)	(32,652)	(678)	(796)	(14,865)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	245,083	1,170,812	15,519	155,608	19,783	15,988	27,869

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$192,829	$368,015	$12,521	$125,327	$18,391	$16,455	$16,683

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -
	Growth(1)	Growth(1)	Growth(1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$322	$534	$277
EXPENSES
Mortality and expense risk, administrative and other fees	143	304	239

Net Investment Gain	179	230	38

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(11)	(30)	(124)
Capital gain distributions from affiliated mutual fund investments	289	365	831

Realized Gain	278	335	707

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	1,034	3,525	3,515

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,491	$4,090	$4,260

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Variable Accounts
				Franklin		Van Kampen
	AIM V.I.	AllianceBernstein		Templeton VIP	GE	LIT Global
	PowerShares	VPS Balanced	BlackRock	Founding Funds	Investments	Tactical
	ETF Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Asset Allocation
	Series II(1)	Class B	V.I. Class III	Class 4	Class 3(1)	Class II(1)

INVESTMENT INCOME
Dividends from mutual fund investments	$333	$740	$25,682	$4,952	$778	$1,492
EXPENSES
Mortality and expense risk, administrative and other fees	184	1,263	18,156	2,509	317	525

Net Investment Income (Loss)	149	(523)	7,526	2,443	461	967

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(36)	(3,438)	(17,877)	(9,379)	4,219	(122)
Capital gain distributions from mutual fund investments	62	—	—	—	—	2,957

Realized Gain (Loss)	26	(3,438)	(17,877)	(9,379)	4,219	2,835

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	2,609	23,586	246,687	53,883	298	3,994

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,784	$19,625	$236,336	$46,947	$4,978	$7,796

			SP	SP Prudential	JPMorgan	JPMorgan
			International	U.S. Emerging	Insurance Trust	Insurance Trust
	Jennison	Value	Growth	Growth	Core Bond	Equity Index

INVESTMENT INCOME
Dividends from mutual fund investments	$1	$6	$4	$1	$89	$5
EXPENSES
Mortality and expense risk, administrative and other fees	6	6	5	4	15	3

Net Investment Income (Loss)	(5)	—	(1)	(3)	74	2

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	14	(15)	(16)	(3)	(2)	(26)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—

Realized Gain(Loss)	14	(15)	(16)	(3)	(2)	(26)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	113	138	119	82	11	74

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122	$123	$102	$76	$83	$50

			JPMorgan	JPMorgan
	JPMorgan	JPMorgan	Insurance Trust	Insurance Trust
	Insurance Trust	Insurance Trust	Intrepid	Diversified
	U.S. Equity(2)	Mid Cap Value(3)	Growth	Mid Cap Growth

INVESTMENT INCOME
Dividends from mutual fund investments	$1,664	$3	$1	$—
EXPENSES
Mortality and expense risk, administrative and other fees	689	2	2	1

Net Investment Income (Loss)	975	1	(1)	(1)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(14,051)	(33)	(4)	(9)
Capital gain distributions from mutual fund investments	—	—	—	—

Realized Loss	(14,051)	(33)	(4)	(9)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	25,548	63	33	44

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,472	$31	$28	$34

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Formerly named JPMorgan Insurance Trust Diversified Equity Variable Account.

(3)	Formerly named JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Diversified Bond		Floating Rate Loan		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$36,708	$44,521	$25,019	$42,013	$52,919	$42,920
Realized loss	(35,276)	(30,688)	(25,658)	(10,922)	(26,027)	(12,695)
Change in unrealized appreciation (depreciation) on investments	205,021	(197,745)	152,667	(287,038)	212,472	(185,055)

Net Increase (Decrease) in Net Assets Resulting from Operations	206,453	(183,912)	152,028	(255,947)	239,364	(154,830)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	88,972	198,888	40,332	78,056	35,978	52,839
Transfers between variable and fixed accounts, net	47,293	13,839	158,084	145,389	222,237	70,539
Contract maintenance charges	(29,359)	(27,088)	(12,847)	(11,531)	(12,609)	(10,553)
Contract benefits and terminations	(133,908)	(153,169)	(61,200)	(66,367)	(66,474)	(64,843)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	1	1	—	2	1
Other	(29)	7	(27)	24	(12)	(6)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(27,029)	32,478	124,343	145,571	179,122	47,977

NET INCREASE (DECREASE) IN NET ASSETS	179,424	(151,434)	276,371	(110,376)	418,486	(106,853)

NET ASSETS
Beginning of Year	1,750,068	1,901,502	616,200	726,576	535,188	642,041

End of Year	$1,929,492	$1,750,068	$892,571	$616,200	$953,674	$535,188

	Inflation Managed		Managed Bond		Money Market

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$89,864	$52,383	$188,058	$111,206	($10,435)	$5,751
Realized gain (loss)	72,208	(44,803)	228,885	23,070	(734)	143
Change in unrealized appreciation (depreciation) on investments	462,073	(459,442)	218,344	(262,846)	632	106

Net Increase (Decrease) in Net Assets Resulting from Operations	624,145	(451,862)	635,287	(128,570)	(10,537)	6,000

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	172,847	415,201	166,265	353,006	59,120	123,339
Transfers between variable and fixed accounts, net	(182,084)	(244,895)	(45,686)	(79,866)	(102,057)	701,304
Contract maintenance charges	(60,951)	(60,394)	(61,821)	(58,159)	(30,130)	(30,641)
Contract benefits and terminations	(282,187)	(356,442)	(298,620)	(358,314)	(346,747)	(412,533)
Adjustments to net assets allocated to contracts in payout (annuitization) period	9	6	6	3	1	1
Other	(38)	33	(42)	(42)	62	(50)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(352,404)	(246,491)	(239,898)	(143,372)	(419,751)	381,420

NET INCREASE (DECREASE) IN NET ASSETS	271,741	(698,353)	395,389	(271,942)	(430,288)	387,420

NET ASSETS
Beginning of Year	3,600,601	4,298,954	3,588,555	3,860,497	1,014,314	626,894

End of Year	$3,872,342	$3,600,601	$3,983,944	$3,588,555	$584,026	$1,014,314

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$18,035	$34,870	($12,061)	($12,728)	($3,323)	($3,252)
Realized gain (loss)	(36,255)	(12,703)	(242,654)	194,018	58,935	13,423
Change in unrealized appreciation (depreciation) on investments	103,383	(126,414)	507,469	(998,259)	247,488	(680,005)

Net Increase (Decrease) in Net Assets Resulting from Operations	85,163	(104,247)	252,754	(816,969)	303,100	(669,834)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	65,652	152,042	48,923	165,397	59,106	182,365
Transfers between variable and fixed accounts, net	(159,269)	119,959	(488,892)	426,510	34,844	(232,602)
Contract maintenance charges	(24,451)	(22,354)	(12,275)	(16,135)	(16,588)	(17,379)
Contract benefits and terminations	(109,190)	(133,369)	(54,752)	(100,256)	(70,269)	(103,172)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	1	—	—	—	—
Other	48	(25)	51	72	(44)	137

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(227,208)	116,254	(506,945)	475,588	7,049	(170,651)

NET INCREASE (DECREASE) IN NET ASSETS	(142,045)	12,007	(254,191)	(341,381)	310,149	(840,485)

NET ASSETS
Beginning of Year	1,452,952	1,440,945	1,070,747	1,412,128	1,046,806	1,887,291

End of Year	$1,310,907	$1,452,952	$816,556	$1,070,747	$1,356,955	$1,046,806

	Comstock		Diversified Research		Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($883)	$9,713	($531)	($4,874)	($437)	($1,205)
Realized gain (loss)	(88,395)	(14,565)	(194,665)	138,635	(7,516)	14,551
Change in unrealized appreciation (depreciation) on investments	514,459	(813,372)	294,828	(538,865)	30,053	(71,622)

Net Increase (Decrease) in Net Assets Resulting from Operations	425,181	(818,224)	99,632	(405,104)	22,100	(58,276)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	74,932	236,787	20,012	106,587	2,017	1,947
Transfers between variable and fixed accounts, net	197,674	(314,925)	(273,316)	(346,614)	(4,329)	(8,127)
Contract maintenance charges	(22,861)	(22,719)	(6,357)	(11,792)	(1,664)	(2,100)
Contract benefits and terminations	(96,597)	(133,135)	(27,999)	(75,341)	(6,374)	(17,062)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	—	—	—	(5)	—
Other	(57)	169	20	99	2	5

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	153,092	(233,823)	(287,640)	(327,061)	(10,353)	(25,337)

NET INCREASE (DECREASE) IN NET ASSETS	578,273	(1,052,047)	(188,008)	(732,165)	11,747	(83,613)

NET ASSETS
Beginning of Year	1,363,320	2,415,367	603,641	1,335,806	73,198	156,811

End of Year	$1,941,593	$1,363,320	$415,633	$603,641	$84,945	$73,198

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,973	$10,439	($2,630)	($5,189)	($4,825)	($12,191)
Realized gain (loss)	(84,682)	45,388	(167,457)	11,297	(69,198)	152,530
Change in unrealized appreciation (depreciation) on investments	693,823	(730,734)	236,297	(300,819)	404,604	(806,493)

Net Increase (Decrease) in Net Assets Resulting from Operations	621,114	(674,907)	66,210	(294,711)	330,581	(666,154)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	94,005	126,053	9,542	32,454	44,167	120,393
Transfers between variable and fixed accounts, net	1,269,999	689,929	(225,788)	339,694	23,802	221,428
Contract maintenance charges	(33,035)	(18,686)	(2,352)	(3,928)	(17,326)	(16,388)
Contract benefits and terminations	(136,236)	(112,346)	(15,481)	(35,534)	(69,167)	(110,495)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	—	—	—	1	1
Other	(205)	14	18	(44)	(27)	48

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,194,529	684,964	(234,061)	332,642	(18,550)	214,987

NET INCREASE (DECREASE) IN NET ASSETS	1,815,643	10,057	(167,851)	37,931	312,031	(451,167)

NET ASSETS
Beginning of Year	1,145,265	1,135,208	291,656	253,725	945,847	1,397,014

End of Year	$2,960,908	$1,145,265	$123,805	$291,656	$1,257,878	$945,847

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($12,496)	($10,801)	$16,763	$6,499	($6,807)	($3,241)
Realized gain (loss)	(48,672)	140,872	(86,583)	47,771	(25,023)	(8,404)
Change in unrealized appreciation (depreciation) on investments	378,987	(609,429)	629,456	(1,071,971)	322,778	(356,875)

Net Increase (Decrease) in Net Assets Resulting from Operations	317,819	(479,358)	559,636	(1,017,701)	290,948	(368,520)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	38,449	79,904	108,645	263,813	49,797	63,596
Transfers between variable and fixed accounts, net	438,395	23,474	647,969	98,570	438,959	1,028,708
Contract maintenance charges	(12,568)	(8,136)	(35,397)	(29,986)	(14,997)	(6,712)
Contract benefits and terminations	(55,577)	(55,772)	(155,626)	(185,516)	(62,028)	(36,173)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	1	1	—	—
Other	(54)	2	(90)	79	(90)	(58)

Net Increase in Net Assets Derived from Contract Owner Transactions	408,645	39,472	565,502	146,961	411,641	1,049,361

NET INCREASE (DECREASE) IN NET ASSETS	726,464	(439,886)	1,125,138	(870,740)	702,589	680,841

NET ASSETS
Beginning of Year or Period	474,458	914,344	1,849,542	2,720,282	680,841	—

End of Year or Period	$1,200,922	$474,458	$2,974,680	$1,849,542	$1,383,430	$680,841

(1)	Operations commenced on May 2, 2008.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Main Street Core		Mid-Cap Equity (1)		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,387)	($2,517)	($10,636)	$2,790	($9,434)	($12,556)
Realized gain (loss)	(234,583)	168,154	(1,249,405)	411,621	(42,581)	121,415
Change in unrealized appreciation (depreciation) on investments	480,519	(933,384)	1,773,431	(1,977,830)	420,567	(609,238)

Net Increase (Decrease) in Net Assets Resulting from Operations	244,549	(767,747)	513,390	(1,563,419)	368,552	(500,379)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	49,885	194,946	86,508	404,059	35,492	98,162
Transfers between variable and fixed accounts, net	(322,115)	(211,823)	(1,217,706)	(46,851)	191,587	(299,711)
Contract maintenance charges	(16,586)	(22,118)	(26,193)	(40,087)	(11,401)	(10,000)
Contract benefits and terminations	(69,303)	(136,107)	(117,878)	(248,983)	(53,417)	(71,222)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	—	1	1	—	—
Other	42	130	132	263	(65)	137

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(358,076)	(174,972)	(1,275,136)	68,402	162,196	(282,634)

NET INCREASE (DECREASE) IN NET ASSETS	(113,527)	(942,719)	(761,746)	(1,495,017)	530,748	(783,013)

NET ASSETS
Beginning of Year	1,194,518	2,137,237	2,440,178	3,935,195	524,095	1,307,108

End of Year	$1,080,991	$1,194,518	$1,678,432	$2,440,178	$1,054,843	$524,095

	Mid-Cap Value(2)		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($3,346)		($4,622)	($5,457)	($7,343)	($9,963)
Realized gain (loss)	76,708		(34,190)	277	(127,659)	51,637
Change in unrealized appreciation (depreciation) on investments	166,954		183,371	(207,238)	313,553	(454,349)

Net Increase (Decrease) in Net Assets Resulting from Operations	240,316		144,559	(212,418)	178,551	(412,675)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	26,489		26,197	69,889	22,830	77,591
Transfers between variable and fixed accounts, net	782,816		(42,927)	346,825	(126,685)	143,934
Contract maintenance charges	(8,299)		(7,706)	(6,138)	(6,842)	(7,379)
Contract benefits and terminations	(34,189)		(31,445)	(34,911)	(28,534)	(47,018)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—		—	—	—	—
Other	(125)		(22)	1	2	67

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	766,692		(55,903)	375,666	(139,229)	167,195

NET INCREASE (DECREASE) IN NET ASSETS	1,007,008		88,656	163,248	39,322	(245,480)

NET ASSETS
Beginning of Year or Period	—		568,979	405,731	492,787	738,267

End of Year or Period	$1,007,008		$657,635	$568,979	$532,109	$492,787

(1)	Formerly named Mid-Cap Value Variable Account.

(2)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Small-Cap Index		Small-Cap Value		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($660)	($2,456)	$5,368	$4,376	($7,146)	$664
Realized gain (loss)	(470)	(9,835)	(34,865)	34,668	86,727	233,577
Change in unrealized appreciation (depreciation) on investments	44,838	(147,507)	147,336	(189,859)	613,149	(1,013,720)

Net Increase (Decrease) in Net Assets Resulting from Operations	43,708	(159,798)	117,839	(150,815)	692,730	(779,479)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,994	50,072	21,209	44,764	52,401	151,212
Transfers between variable and fixed accounts, net	(7,278)	(751,468)	117,448	25,050	(56,070)	(188,485)
Contract maintenance charges	(2,816)	(6,316)	(6,329)	(5,432)	(15,767)	(14,614)
Contract benefits and terminations	(18,126)	(49,519)	(30,132)	(39,162)	(73,631)	(104,313)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	1	1
Other	1	114	(19)	26	288	(192)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(23,225)	(757,117)	102,177	25,246	(92,778)	(156,391)

NET INCREASE (DECREASE) IN NET ASSETS	20,483	(916,915)	220,016	(125,569)	599,952	(935,870)

NET ASSETS
Beginning of Year	190,945	1,107,860	355,593	481,162	864,882	1,800,752

End of Year	$211,428	$190,945	$575,609	$355,593	$1,464,834	$864,882

	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,688	$16,195	($403)	$4,884	$9,453	$41,936
Realized gain (loss)	(167,347)	463,627	(51,851)	(22,373)	(812,250)	56,274
Change in unrealized appreciation (depreciation) on investments	728,789	(1,506,420)	245,083	(459,017)	1,170,812	(1,768,123)

Net Increase (Decrease) in Net Assets Resulting from Operations	563,130	(1,026,598)	192,829	(476,506)	368,015	(1,669,913)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	87,531	273,935	33,911	107,196	86,153	335,265
Transfers between variable and fixed accounts, net	(42,744)	(34,851)	93,204	5,073	(459,371)	130,072
Contract maintenance charges	(27,244)	(26,898)	(9,416)	(8,880)	(24,827)	(32,002)
Contract benefits and terminations	(121,092)	(177,494)	(38,497)	(50,696)	(108,553)	(203,511)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	1	—	—	1	—
Other	9	121	(24)	103	68	143

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(103,539)	34,814	79,178	52,796	(506,529)	229,967

NET INCREASE (DECREASE) IN NET ASSETS	459,591	(991,784)	272,007	(423,710)	(138,514)	(1,439,946)

NET ASSETS
Beginning of Year	1,829,644	2,821,428	550,905	974,615	1,920,837	3,360,783

End of Year	$2,289,235	$1,829,644	$822,912	$550,905	$1,782,323	$1,920,837

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Health Sciences		Real Estate		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($835)	($361)	$2,371	$11,379	($714)	($896)
Realized gain (loss)	(2,163)	7,431	(32,652)	145,603	(678)	8,253
Change in unrealized appreciation (depreciation) on investments	15,519	(37,734)	155,608	(388,879)	19,783	(50,340)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,521	(30,664)	125,327	(231,897)	18,391	(42,983)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,536	3,841	16,996	68,667	3,096	2,954
Transfers between variable and fixed accounts, net	(3,696)	(6,640)	17,159	(218,500)	14,252	(20,339)
Contract maintenance charges	(1,062)	(1,007)	(4,984)	(6,152)	(403)	(565)
Contract benefits and terminations	(6,282)	(11,114)	(25,902)	(52,109)	(5,235)	(8,486)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(5)	2	—	—
Other	(1)	(33)	(18)	52	—	9

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,505)	(14,953)	3,246	(208,040)	11,710	(26,427)

NET INCREASE (DECREASE) IN NET ASSETS	4,016	(45,617)	128,573	(439,937)	30,101	(69,410)

NET ASSETS
Beginning of Year	59,392	105,009	371,228	811,165	31,854	101,264

End of Year	$63,408	$59,392	$499,801	$371,228	$61,955	$31,854

	American Funds				Pacific Dynamix -
	Asset Allocation(1)		Multi-Strategy		Conservative Growth(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,263		$3,679	($2,374)	$179
Realized gain (loss)	(796)		(14,865)	11,591	278
Change in unrealized appreciation (depreciation) on investments	15,988		27,869	(98,972)	1,034

Net Increase (Decrease) in Net Assets Resulting from Operations	16,455		16,683	(89,755)	1,491

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	43,709		1,059	2,833	10,857
Transfers between variable and fixed accounts, net	75,494		(7,374)	(21,142)	18,425
Contract maintenance charges	(489)		(2,337)	(3,948)	(32)
Contract benefits and terminations	(2,734)		(10,340)	(27,659)	(799)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—		(5)	2	—
Other	(27)		101	16	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	115,953		(18,896)	(49,898)	28,449

NET INCREASE (DECREASE) IN NET ASSETS	132,408		(2,213)	(139,653)	29,940

NET ASSETS
Beginning of Year or Periods	—		94,977	234,630	—

End of Year or Periods	$132,408		$92,764	$94,977	$29,940

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Pacific Dynamix -		Pacific Dynamix -		AIM V.I. PowerShares ETF
	Moderate Growth(1)		Growth(1)		Allocation Series II(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$230		$38		$149
Realized gain	335		707		26
Change in unrealized appreciation on investments	3,525		3,515		2,609

Net Increase in Net Assets Resulting from Operations	4,090		4,260		2,784

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	21,254		16,748		7,792
Transfers between variable and fixed accounts, net	32,808		20,753		23,642
Contract maintenance charges	(104)		(44)		(35)
Contract benefits and terminations	(1,149)		(580)		(415)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—		—		—
Other	(8)		(7)		(4)

Net Increase in Net Assets Derived from Contract Owner Transactions	52,801		36,870		30,980

NET INCREASE IN NET ASSETS	56,891		41,130		33,764

NET ASSETS
Beginning of Periods	—		—		—

End of Periods	$56,891		$41,130		$33,764

	AllianceBernstein VPS		BlackRock		Franklin Templeton VIP
	Balanced Wealth Strategy		Global Allocation		Founding Funds Allocation
	Class B(2)		V.I. Class III(2)		Class 4(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($523)	$161	$7,526	$15,886	$2,443	$2,362
Realized gain (loss)	(3,438)	(820)	(17,877)	(9,550)	(9,379)	333
Change in unrealized appreciation (depreciation) on investments	23,586	(6,533)	246,687	(121,121)	53,883	(27,298)

Net Increase (Decrease) in Net Assets Resulting from Operations	19,625	(7,192)	236,336	(114,785)	46,947	(24,603)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,210	30,950	190,836	229,582	34,348	61,413
Transfers between variable and fixed accounts, net	26,605	30,213	373,785	691,601	36,489	73,963
Contract maintenance charges	(1,061)	(66)	(12,345)	(1,453)	(1,428)	(261)
Contract benefits and terminations	(2,927)	(734)	(47,298)	(15,570)	(6,478)	(1,405)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(8)	(3)	5	—	(5)	(14)

Net Increase in Net Assets Derived from Contract Owner Transactions	37,819	60,360	504,983	904,160	62,926	133,696

NET INCREASE IN NET ASSETS	57,444	53,168	741,319	789,375	109,873	109,093

NET ASSETS
Beginning of Year or Period	53,168	—	789,375	—	109,093	—

End of Year or Period	$110,612	$53,168	$1,530,694	$789,375	$218,966	$109,093

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on May 1, 2008.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	GE Investments Total		Van Kampen LIT Global
	Return Class 3(1)		Tactical Asset Allocation Class II(1)		Jennison

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$461		$967		($5)	($8)
Realized gain	4,219		2,835		14	12
Change in unrealized appreciation (depreciation) on investments	298		3,994		113	(219)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,978		7,796		122	(215)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,060		7,873		—	—
Transfers between variable and fixed accounts, net	35,927		71,448		1	(8)
Contract maintenance charges	(70)		(206)		(-)	(-)
Contract benefits and terminations	(658)		(2,028)		(42)	(26)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—		—		—	—
Other	(5)		(7)		—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	55,254		77,080		(41)	(33)

NET INCREASE (DECREASE) IN NET ASSETS	60,232		84,876		81	(248)

NET ASSETS
Beginning of Year or Periods	—		—		320	568

End of Year or Periods	$60,232		$84,876		$401	$320

					SP Prudential
	Value		SP International Growth		U.S. Emerging Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	($1)	($1)	($1)	($3)	($5)
Realized gain (loss)	(15)	103	(16)	81	(3)	40
Change in unrealized appreciation (depreciation) on investments	138	(377)	119	(401)	82	(160)

Net Increase (Decrease) in Net Assets Resulting from Operations	123	(275)	102	(321)	76	(125)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	1	—	—	—	—
Transfers between variable and fixed accounts, net	(39)	(113)	6	(81)	—	(19)
Contract maintenance charges	(—)	(41)	(—)	(—)	(—)	(—)
Contract benefits and terminations	(45)	(8)	(35)	(12)	(10)	(16)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	1	(1)	—	—	1	—

Net Decrease in Net Assets Derived from Contract Owner Transactions	(83)	(162)	(29)	(93)	(9)	(35)

NET INCREASE (DECREASE) IN NET ASSETS	40	(437)	73	(414)	67	(160)

NET ASSETS
Beginning of Year	334	771	290	704	197	357

End of Year	$374	$334	$363	$290	$264	$197

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Core Bond		Equity Index		U.S. Equity(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$74	$48	$2	$3	$975	$128
Realized gain (loss)	(2)	(1)	(26)	4	(14,051)	3,054
Change in unrealized appreciation (depreciation) on investments	11	(47)	74	(160)	25,548	(38,401)

Net Increase (Decrease) in Net Assets Resulting from Operations	83	—	50	(153)	12,472	(35,219)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	16	—	—	236	1,310
Transfers between variable and fixed accounts, net	142	6	25	(33)	(16,520)	(63,588)
Contract maintenance charges	(30)	(41)	(1)	(1)	(992)	(1,704)
Contract benefits and terminations	(57)	(177)	(10)	(28)	(2,374)	(5,841)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	3	2	1	(1)	1	18

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	58	(194)	15	(63)	(19,649)	(69,805)

NET INCREASE (DECREASE) IN NET ASSETS	141	(194)	65	(216)	(7,177)	(105,024)

NET ASSETS
Beginning of Year	970	1,164	236	452	57,486	162,510

End of Year	$1,111	$970	$301	$236	$50,309	$57,486

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Mid Cap Value(2)		Intrepid Growth		Diversified Mid Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1	$—	($1)	($1)	($1)	($2)
Realized gain (loss)	(33)	5	(4)	(4)	(9)	26
Change in unrealized appreciation (depreciation) on investments	63	(90)	33	(65)	44	(99)

Net Increase (Decrease) in Net Assets Resulting from Operations	31	(85)	28	(70)	34	(75)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	5	—	16
Transfers between variable and fixed accounts, net	(2)	(8)	8	26	(7)	(22)
Contract maintenance charges	(2)	(1)	(2)	(9)	(—)	(13)
Contract benefits and terminations	(11)	(20)	(20)	(11)	(11)	(12)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	4	(6)	3	(4)	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(11)	(35)	(11)	7	(18)	(31)

NET INCREASE (DECREASE) IN NET ASSETS	20	(120)	17	(63)	16	(106)

NET ASSETS
Beginning of Year	145	265	111	174	88	194

End of Year	$165	$145	$128	$111	$104	$88

(1)	Formerly named JPMorgan Insurance Trust Diversified Equity Variable Account.

(2)	Formerly named JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), investment income ratios, and total returns for each year or period ended December 31 are presented in the table below. The expense ratios for each of the Variable Accounts are discussed in Note 3 in Notes to Financial Statements.

	At the End of Each Year or Period
	Total Units				Investment
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Income	Total Return (3)
For Each Year or Period Ended	(in 000’s)	(in $000’s)	Lowest	Highest	Ratio (2)	Lowest	Highest

Diversified Bond
2009	182,769	$1,929,492	$10.25	$11.05	3.58%	11.88%	13.68%
2008	186,111	1,750,068	9.10	9.72	3.91%	(9.63%)	(8.17%)
2007	183,313	1,901,502	10.01	10.59	5.01%	(0.70%)	0.91%
05/01/2006 - 12/31/2006	69,865	727,343	10.28	10.49	4.64%	4.22%	4.22%

Floating Rate Loan
2009	107,641	$892,571	$8.18	$9.13	4.77%	21.85%	23.81%
2008	91,039	616,200	6.71	7.42	7.16%	(30.68%)	(29.56%)
05/02/2007 - 12/31/2007	74,807	726,576	9.68	9.79	6.52%	(3.03%)	(2.87%)

High Yield Bond
2009	66,629	$953,674	$10.46	$16.41	8.52%	37.11%	39.31%
2008	50,328	535,188	7.62	11.89	8.49%	(23.74%)	(22.51%)
2007	45,260	642,041	10.00	15.50	7.59%	0.40%	2.03%
2006	47,706	682,250	10.57	15.35	7.33%	7.26%	8.99%
2005	53,083	707,427	11.54	14.22	7.07%	0.35%	1.96%

Inflation Managed
2009	238,792	$3,872,342	$10.15	$19.57	3.99%	18.41%	20.32%
2008	258,506	3,600,601	8.51	16.43	2.78%	(11.14%)	(9.70%)
2007	267,549	4,298,954	10.76	18.37	4.30%	7.95%	9.70%
2006	198,553	3,017,318	9.96	16.92	4.04%	(1.47%)	0.12%
2005	157,433	2,430,537	12.93	17.07	3.01%	0.52%	2.13%

Managed Bond
2009	231,242	$3,983,944	$11.16	$20.82	6.62%	18.61%	20.53%
2008	242,658	3,588,555	9.41	17.45	4.42%	(3.65%)	(2.10%)
2007	245,486	3,860,497	10.76	18.00	4.50%	6.37%	8.10%
2006	195,054	2,937,942	10.27	16.82	4.01%	2.74%	4.39%
2005	186,046	2,722,556	12.09	16.27	3.40%	0.61%	2.23%

Money Market
2009	49,269	$584,026	$9.83	$13.25	0.23%	(1.81%)	(0.23%)
2008	84,229	1,014,314	10.00	13.41	2.26%	0.33%	1.95%
2007	51,227	626,894	10.32	13.29	4.84%	2.90%	4.57%
2006	54,709	653,993	10.12	12.84	4.60%	2.62%	4.27%
2005	47,882	552,496	9.89	12.43	2.77%	0.79%	2.41%

Short Duration Bond
2009	124,976	$1,310,907	$10.02	$11.35	2.90%	6.51%	8.22%
2008	148,056	1,452,952	9.34	10.49	3.83%	(6.97%)	(5.47%)
2007	137,060	1,440,945	10.29	11.10	4.47%	2.39%	4.05%
2006	174,531	1,785,296	10.06	10.66	4.13%	2.21%	3.85%
2005	145,422	1,448,843	9.84	10.27	3.05%	(0.43%)	1.17%

American Funds Growth
2009	79,831	$816,556	$7.81	$11.19	0.10%	36.12%	38.31%
2008	141,837	1,070,747	5.73	8.09	0.62%	(45.30%)	(44.41%)
2007	101,316	1,412,128	10.82	14.55	0.43%	9.70%	11.48%
2006	117,464	1,503,623	10.81	13.05	0.53%	7.64%	9.37%
05/02/2005 - 12/31/2005	83,851	993,328	11.81	11.94	0.72%	16.32%	18.57%

American Funds Growth-Income
2009	140,391	$1,356,955	$7.98	$10.48	1.24%	28.15%	30.22%
2008	138,531	1,046,806	6.19	8.05	1.32%	(39.31%)	(38.33%)
2007	150,512	1,887,291	10.13	13.06	1.37%	2.57%	4.24%
2006	117,185	1,439,657	11.09	12.52	1.49%	12.51%	14.32%
05/02/2005 - 12/31/2005	66,574	723,937	10.84	10.96	1.81%	7.28%	8.84%

Comstock
2009	218,605	$1,941,593	$7.42	$10.23	1.47%	26.13%	28.16%
2008	193,586	1,363,320	5.85	7.98	2.05%	(38.05%)	(37.04%)
2007	211,667	2,415,367	9.38	12.68	1.62%	(4.94%)	(3.40%)
2006	121,309	1,458,457	11.07	13.13	1.77%	14.04%	15.87%
2005	78,368	821,032	10.06	11.33	1.64%	2.30%	3.95%

Diversified Research
2009	42,956	$415,633	$7.71	$10.17	1.41%	29.78%	31.87%
2008	80,959	603,641	5.90	7.71	1.02%	(40.28%)	(39.31%)
2007	106,191	1,335,806	9.81	12.77	0.72%	(0.82%)	0.79%
2006	114,405	1,459,009	10.79	12.82	0.75%	9.76%	11.53%
2005	86,073	995,912	11.13	11.64	0.57%	3.16%	4.82%

See Notes to Financial Statements	See explanation of references on page J-21

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Total Units				Investment
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Income	Total Return (3)
For Each Year or Period Ended	(in 000’s)	(in $000’s)	Lowest	Highest	Ratio (2)	Lowest	Highest

Equity
2009	7,356	$84,945	$7.88	$12.33	0.93%	32.55%	34.69%
2008	8,382	73,198	5.90	9.25	0.48%	(42.29%)	(41.36%)
2007	10,394	156,811	10.16	15.93	0.21%	4.15%	5.84%
2006	10,959	159,985	9.71	15.20	0.34%	6.51%	8.22%
2005	14,090	191,629	9.15	14.19	0.24%	4.43%	5.05%

Equity Index
2009	240,021	$2,960,908	$7.85	$18.17	2.08%	23.86%	25.86%
2008	110,236	1,145,265	6.30	14.58	2.33%	(38.59%)	(37.60%)
2007	62,460	1,135,208	10.19	23.61	1.71%	3.13%	4.81%
2006	77,542	1,400,200	11.16	22.75	1.76%	13.24%	15.06%
2005	80,050	1,308,175	10.41	19.97	1.75%	2.60%	4.25%

Focused 30
2009	10,266	$123,805	$7.28	$17.59	0.00%	47.45%	49.83%
2008	35,531	291,656	4.94	11.74	0.06%	(51.13%)	(50.34%)
2007	15,077	253,725	12.31	23.64	0.41%	29.22%	31.31%
2006	13,320	170,147	11.17	18.00	0.07%	21.27%	23.22%
2005	11,031	116,449	9.19	14.68	1.03%	19.66%	21.58%

Growth LT
2009	91,175	$1,257,878	$8.22	$21.61	1.07%	34.57%	36.74%
2008	89,969	945,847	6.10	15.96	0.55%	(42.13%)	(41.19%)
2007	72,629	1,397,014	11.07	27.42	0.44%	13.33%	15.16%
2006	73,790	1,316,778	10.10	24.05	0.64%	7.55%	9.28%
2005	58,503	1,027,253	9.27	22.23	0.24%	5.55%	7.25%

Large-Cap Growth (4)
2009	188,272	$1,200,922	$5.66	$8.82	0.07%	37.72%	39.94%
2008	103,892	474,458	4.10	6.39	0.00%	(51.46%)	(50.67%)
2007	98,533	914,344	8.43	13.13	0.00%	19.21%	21.14%
2006	190,175	1,451,113	7.05	10.98	0.23%	(5.72%)	(4.20%)
2005	132,162	1,059,638	7.46	9.02	0.31%	0.91%	2.53%

Large-Cap Value
2009	279,552	$2,974,680	$7.84	$12.24	2.23%	20.69%	22.64%
2008	207,482	1,849,542	6.45	10.08	1.81%	(36.09%)	(35.06%)
2007	191,383	2,720,282	10.03	15.68	1.28%	1.48%	3.12%
2006	158,730	2,260,337	11.01	15.36	1.35%	15.26%	17.11%
2005	131,227	1,624,942	10.80	13.24	1.13%	4.06%	5.73%

Long/Short Large-Cap
2009	168,564	$1,383,430	$8.06	$8.36	0.88%	25.03%	27.05%
05/02/2008 - 12/31/2008	104,216	680,841	6.44	6.58	0.95%	(35.90%)	(35.21%)

Main Street Core
2009	97,764	$1,080,991	$7.77	$14.99	1.40%	26.79%	28.84%
2008	136,027	1,194,518	6.09	11.75	1.39%	(40.08%)	(39.11%)
2007	141,484	2,137,237	10.10	19.50	1.27%	2.32%	3.98%
2006	116,743	1,784,157	10.96	18.94	1.28%	12.90%	14.72%
2005	115,689	1,595,188	9.58	16.68	1.29%	3.90%	5.57%

Mid-Cap Equity (5)
2009	114,079	$1,678,432	$7.69	$18.40	0.94%	36.89%	39.10%
2008	223,293	2,440,178	5.58	13.36	1.62%	(40.21%)	(39.24%)
2007	204,995	3,935,195	9.28	22.21	0.79%	(4.10%)	(2.54%)
2006	168,985	3,542,390	11.30	23.02	0.76%	12.70%	14.51%
2005	127,837	2,386,950	14.96	20.31	0.64%	6.72%	8.43%

Mid-Cap Growth
2009	121,699	$1,054,843	$7.56	$10.81	0.37%	56.18%	58.69%
2008	95,372	524,095	4.83	6.91	0.11%	(49.39%)	(48.57%)
2007	121,631	1,307,108	9.52	13.61	0.46%	20.47%	22.42%
2006	109,244	960,904	7.88	11.27	0.31%	6.78%	8.50%
2005	28,496	231,698	7.36	9.85	0.00%	15.57%	17.43%

Mid-Cap Value (6)
05/01/2009 - 12/31/2009	76,857	$1,007,008	$13.06	$13.20	0.96%	30.61%	32.01%

Small-Cap Equity (7)
2009	52,736	$657,635	$9.32	$13.71	0.73%	27.64%	29.70%
2008	58,025	568,979	7.30	10.57	0.60%	(27.58%)	(26.41%)
2007	29,618	405,731	10.25	14.36	0.28%	3.93%	5.61%
2006	6,512	86,835	11.13	13.60	0.75%	16.34%	18.21%
05/02/2005 - 12/31/2005	5,459	62,324	11.38	11.50	0.84%	12.09%	14.27%

See Notes to Financial Statements	See explanation of references on page J-21

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Total Units				Investment
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Income	Total Return (3)
For Each Year or Period Ended	(in 000’s)	(in $000’s)	Lowest	Highest	Ratio (2)	Lowest	Highest

Small-Cap Growth (8)
2009	52,672	$532,109	$8.47	$11.08	0.00%	44.52%	46.85%
2008	70,481	492,787	5.82	7.64	0.00%	(48.16%)	(47.32%)
2007	54,546	738,267	11.16	14.69	0.00%	12.81%	14.64%
2006	33,742	403,761	10.91	12.98	0.25%	2.99%	4.65%
2005	41,021	472,902	10.72	12.56	0.29%	0.63%	2.25%

Small-Cap Index
2009	16,143	$211,428	$7.65	$13.69	1.17%	25.65%	27.68%
2008	18,261	190,945	6.05	10.83	1.06%	(36.32%)	(35.29%)
2007	68,229	1,107,860	9.43	16.91	1.53%	(3.97%)	(2.41%)
2006	40,398	697,301	11.37	17.50	1.30%	15.46%	17.32%
2005	62,917	937,336	13.55	15.06	0.51%	2.32%	3.96%

Small-Cap Value
2009	35,478	$575,609	$8.65	$19.70	2.70%	24.66%	26.67%
2008	26,451	355,593	6.94	15.55	2.51%	(29.65%)	(28.51%)
2007	24,163	481,162	9.86	21.76	1.97%	1.08%	2.72%
2006	23,763	481,479	10.99	21.18	2.32%	17.39%	19.28%
2005	24,219	417,233	17.02	17.76	1.11%	11.41%	13.20%

Emerging Markets
2009	55,794	$1,464,834	$9.44	$46.39	0.91%	81.14%	84.06%
2008	57,755	864,882	5.21	25.20	1.58%	(48.72%)	(47.89%)
2007	58,327	1,800,752	13.07	48.37	1.13%	30.45%	32.56%
2006	53,065	1,296,585	12.35	36.49	0.77%	21.94%	23.90%
2005	55,958	1,099,297	16.62	29.77	1.16%	38.68%	40.91%

International Large-Cap
2009	213,871	$2,289,235	$8.40	$15.53	1.62%	30.97%	33.08%
2008	224,083	1,829,644	6.41	11.67	2.21%	(36.64%)	(35.61%)
2007	219,222	2,821,428	10.46	18.13	1.42%	7.09%	8.82%
2006	304,639	3,648,294	10.36	16.66	2.89%	24.50%	26.50%
2005	282,389	2,676,861	8.30	13.17	0.95%	10.47%	12.25%

International Small-Cap
2009	119,004	$822,912	$6.69	$7.74	1.47%	27.70%	29.76%
2008	102,125	550,905	5.21	6.05	2.15%	(48.88%)	(48.05%)
2007	92,643	974,615	10.12	11.80	1.20%	2.65%	4.31%
05/01/2006 - 12/31/2006	69,301	707,446	10.17	11.47	0.23%	2.14%	2.14%

International Value
2009	173,369	$1,782,323	$6.63	$12.11	2.08%	25.47%	27.49%
2008	231,729	1,920,837	5.29	9.59	3.07%	(48.82%)	(47.99%)
2007	201,230	3,360,783	10.31	18.63	2.26%	4.13%	5.82%
2006	138,057	2,275,303	11.34	17.78	1.76%	23.21%	25.19%
2005	114,680	1,541,384	11.66	14.35	1.93%	7.27%	8.99%

Health Sciences
2009	5,318	$63,408	$9.49	$13.99	0.12%	24.71%	26.72%
2008	6,193	59,392	7.61	11.18	1.12%	(29.59%)	(28.45%)
2007	7,692	105,009	10.81	15.82	0.00%	14.15%	16.00%
2006	8,341	99,247	10.92	13.81	0.00%	5.97%	7.68%
2005	10,481	117,786	10.28	12.99	0.00%	13.01%	14.82%

Real Estate
2009	28,624	$499,801	$5.84	$25.01	2.14%	29.65%	31.75%
2008	26,092	371,228	4.47	19.17	3.37%	(41.18%)	(40.23%)
2007	30,703	811,165	7.55	32.40	1.10%	(17.83%)	(16.50%)
2006	27,982	993,041	11.79	39.20	3.14%	35.34%	37.51%
2005	25,484	674,545	21.58	28.79	0.91%	14.48%	16.32%

Technology
2009	10,200	$61,955	$4.83	$9.97	0.00%	49.55%	51.96%
2008	8,023	31,854	3.22	6.65	0.11%	(52.60%)	(51.83%)
2007	11,998	101,264	6.78	14.00	0.05%	20.59%	22.54%
2006	11,188	75,633	5.61	11.58	0.00%	7.18%	8.91%
2005	15,129	96,613	5.22	8.84	0.00%	19.31%	21.23%

American Funds Asset Allocation (6)
02/02/2009 - 12/31/2009	10,338	$132,408	$12.75	$12.93	3.49%	26.55%	28.17%

Multi-Strategy
2009	7,781	$92,764	$6.69	$13.35	5.60%	20.56%	22.51%
2008	9,618	94,977	5.51	11.01	0.15%	(46.07%)	(45.20%)
2007	12,855	234,630	10.15	20.29	2.62%	2.27%	3.92%
2006	15,749	281,202	11.07	19.72	2.40%	9.48%	11.24%
2005	20,084	325,873	11.61	17.90	2.09%	1.73%	3.36%

See Notes to Financial Statements	See explanation of references on page J-21

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Total Units				Investment
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Income	Total Return (3)
For Each Year or Period Ended	(in 000’s)	(in $000’s)	Lowest	Highest	Ratio (2)	Lowest	Highest

Pacific Dynamix — Conservative Growth (6)
05/04/2009 - 12/31/2009	2,645	$29,940	$11.27	$11.39	3.24%	11.40%	11.67%

Pacific Dynamix — Moderate Growth (6)
05/04/2009 - 12/31/2009	4,804	$56,891	$11.80	$11.93	2.66%	15.15%	16.14%

Pacific Dynamix — Growth (6)
05/04/2009 - 12/31/2009	3,340	$41,130	$12.27	$12.40	1.73%	19.36%	19.36%

AIM V.I. PowerShares ETF Allocation Series II (6)
02/02/2009 - 12/31/2009	2,533	$33,764	$13.27	$13.47	2.76%	32.84%	33.47%

AllianceBernstein VPS Balanced Wealth Strategy Class B
2009	12,781	$110,612	$8.57	$8.82	0.89%	21.99%	23.95%
05/01/2008 - 12/31/2008	7,532	53,168	7.02	7.12	2.60%	(29.31%)	(29.31%)

BlackRock Global Allocation V.I. Class III
2009	162,804	$1,530,694	$9.30	$9.58	2.17%	18.52%	20.43%
05/01/2008 - 12/31/2008	100,003	789,375	7.84	7.96	6.64%	(21.26%)	(20.97%)

Franklin Templeton VIP Founding Funds Allocation Class 4
2009	25,921	$218,966	$8.36	$8.61	3.01%	27.49%	29.55%
05/01/2008 - 12/31/2008	16,549	109,093	6.55	6.65	7.92%	(34.08%)	(33.97%)

GE Investments Total Return Class 3 (6)
02/02/2009 - 12/31/2009	4,816	$60,232	$12.44	$12.62	3.44%	23.94%	25.40%

Van Kampen LIT Global Tactical Asset Allocation Class II (6)
02/06/2009 - 12/31/2009	6,740	$84,876	$12.54	$12.73	4.34%	22.42%	25.00%

Jennison
2009	38	$401	$10.53	$10.84	0.28%	40.11%	40.60%
2008	42	320	7.52	7.71	0.07%	(38.64%)	(38.43%)
2007	46	568	12.25	12.52	0.00%	9.61%	10.00%
2006	49	554	11.18	11.39	0.00%	(0.39%)	(0.04%)
2005	52	586	11.22	11.39	0.00%	12.05%	12.44%

Value
2009	31	$374	$11.94	$12.29	1.59%	38.94%	39.42%
2008	38	334	8.59	8.82	1.46%	(43.56%)	(43.36%)
2007	50	771	15.22	15.56	0.99%	1.03%	1.39%
2006	52	794	15.07	15.35	0.97%	17.37%	17.78%
2005	63	819	12.84	13.03	0.83%	14.21%	14.60%

SP International Growth (9)
2009	30	$363	$12.18	$12.54	1.30%	34.07%	34.54%
2008	32	290	9.09	9.32	1.37%	(51.35%)	(51.18%)
2007	37	704	18.68	19.10	0.37%	17.05%	17.46%
2006	39	619	15.96	16.26	1.60%	18.33%	18.75%
2005	47	642	13.49	13.69	0.25%	13.79%	14.19%

SP Prudential U.S. Emerging Growth
2009	18	$264	$14.45	$14.88	0.27%	38.69%	39.18%
2008	19	197	10.42	10.69	0.00%	(37.35%)	(37.13%)
2007	21	357	16.63	17.01	0.00%	14.31%	14.72%
2006	21	314	14.55	14.82	0.00%	7.21%	7.58%
2005	22	298	13.57	13.78	0.00%	15.44%	15.85%

JPMorgan Insurance Trust Core Bond (10)
2009	91	$1,111	$12.09	$12.22	8.15%	7.91%	8.12%
2008	86	970	11.20	11.30	5.64%	(0.22%)	(0.02%)
2007	103	1,164	11.23	11.31	14.08%	4.61%	4.82%
2006	5,228	56,363	10.73	10.79	6.69%	2.49%	2.69%
2005	12,119	127,276	10.50	10.50	2.65%	0.97%	0.97%

JPMorgan Insurance Trust Equity Index (10)
2009	30	$301	$9.88	$9.99	2.22%	24.43%	24.68%
2008	29	236	7.94	8.02	2.18%	(38.20%)	(38.08%)
2007	35	452	12.85	12.95	1.48%	3.63%	3.63%
2006	40	498	12.43	12.49	1.32%	13.82%	13.82%
2005	40	444	10.98	10.98	1.39%	3.01%	3.01%

JPMorgan Insurance Trust U.S. Equity (11)
2009	4,475	$50,309	$11.13	$11.26	3.43%	31.56%	31.82%
2008	6,739	57,486	8.46	8.54	1.55%	(35.84%)	(35.71%)
2007	12,245	162,510	13.19	13.28	See Note (12)	8.91%	8.91%
2006	10	124	12.13	12.20	0.96%	14.54%	14.54%
2005	16	169	10.65	10.65	1.00%	0.91%	0.91%

See Notes to Financial Statements	See explanation of references on page J-21

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Total Units				Investment
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Income	Total Return (3)
For Each Year or Period Ended	(in 000’s)	(in $000’s)	Lowest	Highest	Ratio (2)	Lowest	Highest

JPMorgan Insurance Trust Mid Cap Value (11)
2009	15	$165	$10.84	$10.96	2.25%	25.87%	26.12%
2008	17	145	8.61	8.69	1.47%	(36.51%)	(36.38%)
2007	19	265	13.57	13.66	1.79%	(0.69%)	(0.49%)
2006	24	327	13.66	13.73	2.33%	14.87%	15.10%
2005	8,127	96,939	11.89	11.93	0.25%	8.23%	8.23%

JPMorgan Insurance Trust Intrepid Growth (13)
2009	13	$128	$9.70	$9.81	0.72%	32.19%	32.45%
2008	15	111	7.34	7.41	0.87%	(40.19%)	(40.07%)
2007	14	174	12.27	12.36	0.49%	9.77%	9.99%
2006	9,029	101,406	11.18	11.24	0.07%	3.71%	3.91%
2005	6,941	75,038	10.78	10.81	0.48%	3.60%	3.60%

JPMorgan Insurance Trust Diversified Mid Cap Growth (10)
2009	9	$104	$11.46	$11.59	0.00%	40.77%	41.05%
2008	11	88	8.14	8.22	0.00%	(44.68%)	(44.57%)
2007	13	194	14.72	14.83	0.00%	15.37%	15.60%
2006	16	202	12.76	12.83	0.00%	9.84%	9.84%
2005	19	220	11.68	11.68	0.00%	9.55%	9.55%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Total returns are not annualized for periods of less than one full year.

(4)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(5)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(6)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(7)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(8)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, it was named Aggressive Equity Variable Account.

(9)	Prior to May 1, 2007, SP International Growth Variable Account was named SP William Blair International Growth Variable Account.

(10)	Prior to May 1, 2006, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts were named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, respectively.

(11)	Prior to April 25, 2009, JPMorgan Insurance Trust U.S. Equity and JPMorgan Insurance Trust Mid Cap Value Variable Accounts were named JPMorgan Insurance Trust Diversified Equity and JPMorgan Insurance Trust Diversified Mid Cap Value Variable Accounts, respectively, and prior to May 1, 2006, they were named JPMorgan Investment Trust Diversified Equity and JPMorgan Investment Trust Mid Cap Value Variable Accounts, respectively.

(12)	Amount represents less than 0.005%.

(13)	Prior to November 1, 2006, JPMorgan Insurance Trust Intrepid Growth Variable Account was named JPMorgan Insurance Trust Large Cap Growth Variable Account, and prior to May 1, 2006, it was named JPMorgan Investment Trust Large Cap Growth Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2009 is comprised of fifty-four subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Van Kampen Life Investment Trust, Prudential Series Fund, Inc., and JPMorgan Insurance Trust (collectively, the “Funds”). All fifty-four Variable Accounts are presented in the Schedule of Investments in Section I of this brochure.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following eight new Variable Accounts, all of which commenced operations during 2009:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on
Mid-Cap Value	May 1, 2009	Pacific Dynamix — Growth	May 4, 2009
American Funds Asset Allocation	February 2, 2009	AIM V.I. PowerShares ETF Allocation Series II	February 2, 2009
Pacific Dynamix — Conservative Growth	May 4, 2009	GE Investments Total Return Class 3*	February 2, 2009
Pacific Dynamix — Moderate Growth	May 4, 2009	Van Kampen LIT Global Tactical Asset Allocation Class II	February 6, 2009

*	All the investments in GE Investments Total Return Class 4 were converted to GE Investments Total Return Class 3 on November 20, 2009.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) as the single source of authoritative accounting guidance under the Generally Accepted Accounting Principles Topic. The ASC does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the ASC carries an equal level of authority. The ASC changed how the Separate Account references U.S. GAAP in its notes to financial statements.
     In addition, the Separate Account implemented new guidance under ASC Topic 855, Subsequent Events (See disclosure in Note 8 for details).
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
     D. Contracts in Payout Period
     Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 5.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
      Contracts funded by the Separate Account currently being sold or administered include the Pacific One, Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select, Pacific Odyssey, Pacific Voyages, Pacific Journey, and Pacific Value Edge. Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select (issued prior to August 1, 2006), and Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit Rider, the Stepped-Up Death Benefit Rider, and for Contracts issued before May 1, 2003, the Premier Death Benefit Rider. Pacific One, Pacific Portfolios, Pacific One Select (issued on or after August 1, 2006), Pacific Voyages, Pacific Journey, and Pacific Value Edge Contracts have two different death benefit options: the Standard Death Benefit Rider and the Stepped-Up Death Benefit Rider.
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, and additional death benefit riders charges for Contract owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction to unit values:

	Death Benefit Options
		With	With
	Standard	Stepped-Up	Premier
Pacific One and Pacific	Death	Death	Death
Portfolios Contracts	Benefit	Benefit Rider	Benefit Rider

M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Contracts

M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

Pacific Voyages Contracts

M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

Pacific One Select (issued
prior to 8/1/2006) and
Pacific Innovations Select
Contracts

M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One Select (issued on or after 8/1/2006) and Pacific Value Edge Contracts

M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.75%	1.95%

Pacific Journey Contracts

M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.05%	1.25%

     Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the contract by rider. The charges for riders can range depending on the individual contact. These fees are assessed directly to each Contract owner account through a redemption of units and are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life.
     In addition to the Separate Account’s own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of PSF, which are included in Section F of this brochure. For the year ended December 31, 2009, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2009, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Diversified Bond	$266,555	$256,858
Floating Rate Loan	206,218	56,828
High Yield Bond	335,506	103,448
Inflation Managed	517,089	636,468
Managed Bond	754,575	564,718
Money Market	325,031	755,240
Short Duration Bond	226,910	436,117
American Funds Growth	247,086	591,449
American Funds Growth-Income	220,419	95,992
Comstock	273,802	121,537
Diversified Research	30,734	318,938
Equity	6,689	17,478
Equity Index	1,371,287	164,567
Focused 30	51,476	288,190
Growth LT	87,583	110,937
Large-Cap Growth	467,175	70,970
Large-Cap Value	746,554	164,186
Long/Short Large-Cap	467,157	62,235
Main Street Core	74,097	433,596
Mid-Cap Equity	112,731	1,398,636
Mid-Cap Growth	253,070	98,944
Mid-Cap Value (1)	884,722	47,745
Small-Cap Equity	40,424	100,936
Small-Cap Growth	37,437	184,012
Small-Cap Index	34,157	45,697
Small-Cap Value	169,815	62,254
Emerging Markets	280,263	193,172
International Large-Cap	111,294	213,148
International Small-Cap	147,842	69,038
International Value	166,641	663,793
Health Sciences	16,043	25,382
Real Estate	62,709	53,326
Technology	30,781	19,783
American Funds Asset Allocation (1)	141,790	24,567
Multi-Strategy	7,552	22,769
Pacific Dynamix — Conservative Growth (1)	32,187	3,268
Pacific Dynamix — Moderate Growth (1)	55,756	2,357
Pacific Dynamix — Growth (1)	44,377	6,635
AIM V.I. PowerShares ETF Allocation Series II (1)	34,476	3,283
AllianceBernstein VPS Balanced Wealth Strategy Class B	49,650	12,351
BlackRock Global Allocation V.I. Class III	610,609	98,056
Franklin Templeton VIP Founding Funds Allocation Class 4	98,934	33,560
GE Investments Total Return Class 3 (1)	107,121	51,400
Van Kampen LIT Global Tactical Asset Allocation Class II (1)	86,521	5,512
Jennison	2	48
Value	12	96
SP International Growth	10	41
SP Prudential U.S. Emerging Growth	1	14
JPMorgan Insurance Trust Core Bond	271	142
JPMorgan Insurance Trust Equity Index	69	52
JPMorgan Insurance Trust U.S. Equity	1,794	20,468
JPMorgan Insurance Trust Mid Cap Value	3	16
JPMorgan Insurance Trust Intrepid Growth	10	24
JPMorgan Insurance Trust Diversified Mid Cap Growth	—	19

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
6. FAIR VALUE MEASUREMENTS
     Under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), the Separate Account is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2009, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section I of this brochure were characterized as Level 1 as defined in ASC 820.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2009 and 2008 were as follows (amounts in thousands):

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Diversified Bond	56,363	(59,705)	(3,342)	71,829	(69,031)	2,798
Floating Rate Loan	42,279	(25,677)	16,602	40,445	(24,213)	16,232
High Yield Bond	34,706	(18,405)	16,301	22,393	(17,325)	5,068
Inflation Managed	54,974	(74,688)	(19,714)	83,837	(92,880)	(9,043)
Managed Bond	64,155	(75,571)	(11,416)	84,207	(87,035)	(2,828)
Money Market	55,848	(90,808)	(34,960)	141,510	(108,508)	33,002
Short Duration Bond	42,377	(65,457)	(23,080)	61,613	(50,617)	10,996
American Funds Growth	23,298	(85,304)	(62,006)	71,203	(30,682)	40,521
American Funds Growth-Income	27,974	(26,114)	1,860	39,704	(51,685)	(11,981)
Comstock	60,725	(35,706)	25,019	59,477	(77,558)	(18,081)
Diversified Research	10,637	(48,640)	(38,003)	22,874	(48,106)	(25,232)
Equity	1,119	(2,145)	(1,026)	1,141	(3,153)	(2,012)
Equity Index	160,363	(30,578)	129,785	69,108	(21,332)	47,776
Focused 30	8,808	(34,073)	(25,265)	35,120	(14,666)	20,454
Growth LT	19,025	(17,819)	1,206	39,091	(21,751)	17,340
Large-Cap Growth	112,508	(28,128)	84,380	35,347	(29,988)	5,359
Large-Cap Value	109,567	(37,497)	72,070	54,759	(38,660)	16,099
Long/Short Large-Cap (1)	85,000	(20,652)	64,348	116,647	(12,431)	104,216
Main Street Core	20,697	(58,960)	(38,263)	45,642	(51,099)	(5,457)
Mid-Cap Equity	30,066	(139,280)	(109,214)	73,937	(55,639)	18,298
Mid-Cap Growth	54,217	(27,890)	26,327	33,650	(59,909)	(26,259)
Mid-Cap Value (2)	84,938	(8,081)	76,857
Small-Cap Equity	9,838	(15,127)	(5,289)	41,964	(13,557)	28,407
Small-Cap Growth	12,769	(30,578)	(17,809)	34,308	(18,373)	15,935
Small-Cap Index	3,362	(5,480)	(2,118)	9,938	(59,906)	(49,968)
Small-Cap Value	16,947	(7,920)	9,027	20,600	(18,312)	2,288
Emerging Markets	16,345	(18,306)	(1,961)	20,504	(21,076)	(572)
International Large-Cap	39,530	(49,742)	(10,212)	86,369	(81,508)	4,861
International Small-Cap	40,618	(23,739)	16,879	37,656	(28,174)	9,482
International Value	43,799	(102,159)	(58,360)	78,748	(48,249)	30,499
Health Sciences	2,280	(3,155)	(875)	3,750	(5,249)	(1,499)
Real Estate	10,748	(8,216)	2,532	11,382	(15,993)	(4,611)
Technology	7,482	(5,305)	2,177	5,351	(9,326)	(3,975)
American Funds Asset Allocation (2)	12,958	(2,620)	10,338
Multi-Strategy	645	(2,482)	(1,837)	1,032	(4,269)	(3,237)
Pacific Dynamix — Conservative Growth (2)	2,920	(275)	2,645
Pacific Dynamix — Moderate Growth (2)	5,075	(271)	4,804
Pacific Dynamix — Growth (2)	3,977	(637)	3,340
AIM V.I. PowerShares ETF Allocation Series II (2)	2,833	(300)	2,533
AllianceBernstein VPS Balanced Wealth Strategy Class B (3)	7,569	(2,320)	5,249	8,345	(813)	7,532
BlackRock Global Allocation V.I. Class III (3)	91,383	(28,582)	62,801	116,477	(16,474)	100,003
Franklin Templeton VIP Founding Funds Allocation Class 4 (3)	15,639	(6,267)	9,372	18,398	(1,849)	16,549
GE Investments Total Return Class 3 (2)	9,119	(4,303)	4,816
Van Kampen LIT Global Tactical Asset Allocation Class II (2)	7,343	(603)	6,740
Jennison	—	(4)	(4)	—	(4)	(4)
Value	1	(8)	(7)	—	(12)	(12)
SP International Growth	1	(3)	(2)	—	(5)	(5)
SP Prudential U.S. Emerging Growth	—	(1)	(1)	—	(2)	(2)
JPMorgan Insurance Trust Core Bond	16	(11)	5	15	(32)	(17)
JPMorgan Insurance Trust Equity Index	8	(7)	1	—	(6)	(6)
JPMorgan Insurance Trust U.S. Equity	140	(2,404)	(2,264)	471	(5,977)	(5,506)
JPMorgan Insurance Trust Mid Cap Value	—	(2)	(2)	—	(2)	(2)
JPMorgan Insurance Trust Intrepid Growth	1	(3)	(2)	4	(3)	1
JPMorgan Insurance Trust Diversified Mid Cap Growth	—	(2)	(2)	2	(4)	(2)

(1)	Operations commenced on May 2, 2008.

(2)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(3)	Operations commenced on May 1, 2008.
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to December 31, 2009 through the date the financial statements were issued on February 26, 2010, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including schedule of investments, of Separate Account A (the “Separate Account”) comprised of Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Money Market, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Diversified Research, Equity, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, American Funds Asset Allocation, Multi-Strategy, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, AIM V.I. PowerShares ETF Allocation Series II, AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 4, GE Investments Total Return Class 3, Van Kampen LIT Global Tactical Asset Allocation Class II, Jennison, Value, SP International Growth, SP Prudential U.S. Emerging Growth, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust U.S. Equity (formerly named JPMorgan Insurance Trust Diversified Equity), JPMorgan Insurance Trust Mid Cap Value (formerly named JPMorgan Insurance Trust Diversified Mid Cap Value), JPMorgan Insurance Trust Intrepid Growth, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2009, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 26, 2010

L-1

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Annual Reports
as of December 31, 2009

•	Pacific Select Fund

•	Separate Account A of Pacific Life Insurance Company

Form No. 2143-10A